ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Accounts Payable	$13,715	$8,688
Accrued Liabilities	17,933	14,409
Accrued Payroll and Related Liabilities	1,934	4,058
Sales Tax and Cannabis Taxes	2,388	3,973
Total Accounts Payable and Accrued Liabilities	$35,970	$31,128